STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) (Parenthetical)	6 Months Ended
Dec. 31, 2020 shares
Sale of Units, net of underwriting discount and offering expenses (in shares)	80,500,000
Sale of 8,000,000 Private Placement Warrants (in shares)	8,000,000